Supplement to the
Fidelity® Variable Insurance Products
Disciplined Small Cap Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
George Liu (Co-Portfolio Manager) has managed the fund since 2024.
It is expected that Mr. Kaufmann will retire effective on or about March 31, 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
George Liu is Co-Portfolio Manager of VIP Disciplined Small Cap Portfolio, which he has managed since 2024. He also manages other funds. Since joining FMR in 2022, Mr. Liu has worked as a portfolio manager. Prior to joining FMR, Mr. Liu worked at Geode Capital Management LLC (Geode) from 2004 to 2022, most recently as associate portfolio manager, quantitative analyst, and portfolio manager.
It is expected that Mr. Kaufmann will retire effective on or about March 31, 2024.
VDSC-PSTK-0224-116 1.832801.116	February 2, 2024
Supplement to the
Fidelity® Variable Insurance Products
Disciplined Small Cap Portfolio
Investor Class
April 29, 2023
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
George Liu (Co-Portfolio Manager) has managed the fund since 2024.
It is expected that Mr. Kaufmann will retire effective on or about March 31, 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
George Liu is Co-Portfolio Manager of VIP Disciplined Small Cap Portfolio, which he has managed since 2024. He also manages other funds. Since joining FMR in 2022, Mr. Liu has worked as a portfolio manager. Prior to joining FMR, Mr. Liu worked at Geode Capital Management LLC (Geode) from 2004 to 2022, most recently as associate portfolio manager, quantitative analyst, and portfolio manager.
It is expected that Mr. Kaufmann will retire effective on or about March 31, 2024.
VDSCI-PSTK-0224-109 1.933381.109	February 2, 2024